RECAPITALIZATION (Details) - USD ($)	Dec. 06, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 05, 2024	Dec. 31, 2023	Dec. 01, 2023
RECAPITALIZATION
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Roth Ch Acquisition Co
RECAPITALIZATION
Exercised right to redeem				11,162,973	927,715	927,715
Redemption amount				$ 117,044,333
Public Warrants
RECAPITALIZATION
Warrants outstanding		5,750,000	5,750,000
Public Warrants | Roth Ch Acquisition Co
RECAPITALIZATION
Warrants outstanding	5,750,000
Private Warrants
RECAPITALIZATION
Warrants outstanding		230,750	230,750
Private Warrants | Roth Ch Acquisition Co
RECAPITALIZATION
Warrants outstanding	230,750
Roth CH Acquisition V Co
RECAPITALIZATION
Consideration paid in shares	8,916,625
Common stock, par value (in dollars per share)	$ 0.0001
Shares issued on conversion, per share	1